Share-Based Compensation (Details) - USD ($)							6 Months Ended	12 Months Ended
		Mar. 02, 2026	Jan. 08, 2026	May 27, 2025	Jan. 02, 2025	Jan. 01, 2025	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation [Line Items]
Issuance of value for service (in Dollars)		$ 496,800	$ 10,409,248		$ 27,348,750
Fair value of the services (in Dollars)				$ 1,361,938
Share-based compensation expenses (in Dollars)							$ 7,384,559	$ 7,022,746
Unrecognized compensation expenses (in Dollars)							$ 25,209,431
General business consulting period				24 months		48 months
Reverse share split		240-to-1	240-to-1
Service Agreements [Member]
Share-Based Compensation [Line Items]
General business consulting period				48 years			48 months
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issue ordinary shares		18,400,000
Ordinary shares issued		76,667	805,672
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issuance of shares for service		18,400,000				99,000,000
Issue ordinary shares					99,000,000
Ordinary shares issued	[1]						4,638,810	3,628,186
Issued aggregate shares		211,760,650	211,760,650	137,500,000	137,500,000		211,760,650
Class B Ordinary Shares [Member] | Two External Consultants [Member]
Share-Based Compensation [Line Items]
Issue ordinary shares				38,500,000
Ordinary shares issued				38,500,000
Class B Ordinary Shares [Member] | Three Consultants [Member]
Share-Based Compensation [Line Items]
Issuance of shares for service			193,360,650
Issue ordinary shares			193,360,650

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).